Schedule of Reconciliation Between Tax on Earnings Before Income and Tax Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before taxes on income	₪ 44,103	₪ 87,323	₪ 61,285
tax rate	23.00%	23.00%	23.00%
Total tax benefit (expense) at applicable tax rate	₪ 10,144	₪ 20,084	₪ 14,096
Nondeductible expenses	(609)	(916)	(482)
Nondeductible Share-based payment	(559)	(525)	(596)
Change in temporary differences for which deferred taxes are not recognized	(1,586)	(2,199)	529
Impairment losses on goodwill			(14,513)
Other differences	(71)	(1,914)	(1,282)
Total tax benefit at applicable tax rate	₪ 7,319	₪ 14,530	₪ (2,248)